35 Financial Instruments (Details Narrative) € in Thousands, R$ in Thousands	12 Months Ended
	Dec. 31, 2020 BRL (R$) Exchange Months	Dec. 31, 2020 EUR (€) Exchange
Disclosure of detailed information about financial instruments [line items]
Basic assumption for discount of expected payment flows	IPCA + Spread de 4.8165%
Percentage of discounted expected cash inflows	(9.04%)
Percentage of net discount rate	8.64%
Closing foreign exchange rate (R$/USD) | Exchange	5.15	5.15
Percentage of electric shortage risk	64.00%
Percentage of maximum electric shortage risk	5.00%
Increase (decrease) in energy reallocation mechanism	Restricted to 5% by revision or 10% in the concession period.
Euro
Disclosure of detailed information about financial instruments [line items]
Notional value | €		€ 15,500
Bottom Of Range [member]
Disclosure of detailed information about financial instruments [line items]
Extended term for thermoelectric power generation | Months	36
Percentage of distributor contracting level	100.00%
Top Of Range [member]
Disclosure of detailed information about financial instruments [line items]
Final term for thermoelectric power generation | Months	60
Percentage of distributor contracting level	105.00%
Foreign exchange risk [member]
Disclosure of detailed information about financial instruments [line items]
Financial instruments probable scenario 1	25.00%
Financial instruments probable scenario 2	50.00%
Derivative Financial Instruments [member]
Disclosure of detailed information about financial instruments [line items]
Financial instruments probable scenario 1	25.00%
Financial instruments probable scenario 2	50.00%
Interest Rate Risk And Monetary Variation [member]
Disclosure of detailed information about financial instruments [line items]
Financial instruments probable scenario 1	25.00%
Financial instruments probable scenario 2	50.00%
Description of sensitivity analysis of interest rate and monetary variation risk baseline scenario	CDI/Selic – 4.00%, IPCA – 3.98%, IGP-DI – 6.85%, IGP-M - 8,98% and TJLP – 4.98%
Purchase Contracts Risk [member]
Disclosure of detailed information about financial instruments [line items]
Notional value | R$	R$ 6,065,065
Sale Contracts Risk [member]
Disclosure of detailed information about financial instruments [line items]
Notional value | R$	R$ 6,634,477
National Treasury Bond (NTN-B) [member]
Disclosure of detailed information about financial instruments [line items]
Maturity of debt instrument	Aug. 15, 2026
Percentage of debt instrument yield	3.09%
Thermoelectric Power Generation [member] | Risk Of Non-Renewal Of Concessions [member]
Disclosure of detailed information about financial instruments [line items]
Extension Terms	20 years
Hydroelectric Power Generation And Electric Power Transmission [member] | Risk Of Non-Renewal Of Concessions [member]
Disclosure of detailed information about financial instruments [line items]
Description of concession base on decree	The manifestation of sale of the concession must take place within up to 42 months from the date of the related formal agreement, and any sale must take place within up to 18 months from the concession end date.
Extension Terms	30 years
Two Plant Of Generation And Transmission [member] | Risk Of Non-Renewal Of Concessions [member]
Disclosure of detailed information about financial instruments [line items]
Maturity terms of concessions	5 years
HPP Governador Bento Munhoz Da Rocha Netto [member] | Risk Of Non-Renewal Of Concessions [member]
Disclosure of detailed information about financial instruments [line items]
Maturity terms of concessions	2023